Costs of sales	3 Months Ended
Mar. 31, 2018
Costs of sales
Costs of sales

Note 11 – Costs of sales

Costs of sales comprise the following:

	For the three months ended
	March 31,
	2018	2017
Cost of stream sales	$27.0	$36.4
Cost of prepaid ounces	1.9	1.8
Mineral production taxes	0.3	0.6
Oil & Gas operating costs	1.0	1.1
	$30.2	$39.9